Stockholders’ equity (deficit)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Equity [Abstract]
Stockholders’ equity (deficit)

NOTE 9 – Stockholders’ equity (deficit)

Common Stock

Our undesignated common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

During the nine months ended October 31, 2023, the Company issued a total of 5,666,917 shares of our common stock for conversions of $223,733 in principal and $9,547 of interest on convertible notes payable at exercise prices ranging from $0.0297 to $0.0888.

On July 17, 2023, the Company issued 476,338 units to a shareholder for $20,000 in cash proceeds. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $8,632. Each warrant allows the holder to purchase one share of our common stock at a price of $0.0637. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0637, Exercise price, $0.0588, Term 3 years, Volatility 165%, and Discount rate 4.34% and a dividend yield of 0%.

On May 26, 2023, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 978,300 shares of common stock. Upon signing the agreement, the Company issued 978,300 shares of common stock and will recognize the expense over the twelve-month service period. The shares of common stock will be subject to a six-month hold period from the date of issuance. During the nine months ended recognized $24,458 of expense related to this agreement.

NOTE 8 – Common stock

Common Stock

Our undesignated common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.

On October 27, 2022, the registrant amended its articles of incorporation. The articles of incorporation were amended for the purposes of increasing the authorized shares of the registrant from 25,000,000 shares to 75,000,000 shares consisting of 74,500,000 shares of $0.00001 par value Common Stock and 500,000 shares of $0.00001 par value Class A Common Stock.

Common Stock Issued During the Year Ended January 31, 2023

During the year ended January 31, 2023, the Company issued a total of 2,424,896 shares of our common stock for conversions of $362,600 in principal and $12,040 of interest on convertible notes payable at exercise prices ranging from $0.018 to $0.3207.

On May 19, 2022, the Company sold 13,298 units at a price of $0.376 per unit to an accredited investor for proceeds of $5,000. Each unit consists of 1 share of our common stock and 0.50 warrants. The warrants have a relative fair value of $1,372. Each warrant allows the holder to purchase one share of our common stock at a price of $0.376 per share at any time on or before May 16, 2025.

On July 1, 2022, the Company entered into a stock compensation and subscription agreement with Dutchess Group LLC. Per the agreement, Dutchess Group will provide services to the Company and will be issued 500,000 shares of the Company’s common stock. During the nine months ended October 31, 2022, the Company issued 500,000 shares of common stock valued at $160,000.

Common Stock Issued During the Year Ended January 31, 2022

During the year ended January 31, 2022, the Company issued a total of 535,568 shares of our common stock for conversions of $217,540 of convertible notes payable and accrued interest at exercise prices ranging from $0.202 to $0.797.

On March 5, 2021, the Company issued 6,000 shares of its common stock to an accredited investor for the exercise of warrants for proceeds of $2,100, or $0.35 per common share.

On March 26, 2021, the Company issued 17,006 shares of its common stock and 8,503 warrants to our CEO for gross proceeds of $20,000, for $1.176 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.646.

In March 2021, the Company issued 49,412 shares of its common stock and 24,706 warrants to our CEO for gross proceeds of $55,000 for $1.113 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.558.

On April 2, 2021, the Company issued 9,818 shares of its common stock and 4,909 warrants to an accredited investor for gross proceeds of $10,000, or $1.019 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.426.

On April 30, 2021, the Company received proceeds of $20,000 from an investor for the purchase of 19,268 shares of its common stock and 9,634 warrants, at a price of $1.038 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.453.

In October 2021, the Company issued 60,887 shares of its common stock and 30,444 warrants to a director for gross proceeds of $35,000, for $0.575 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.805.

In October 2021, the Company issued 25,986 shares of its common stock and 12,993 warrants to a director for gross proceeds of $15,000, for $0.577 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.808.

Purchase Agreement with Triton Funds LP

On August 20, 2021, the Company executed a $1,000,000 common stock purchase agreement (the “Purchase Agreement”) and a $1,000,000 warrant agreement (the “Warrant Agreement,” together “the Agreements”) with Triton Funds LP (“Triton”) of San Diego, California. Under the Common Stock Purchase Agreement, the Company has a “put” right pursuant to which it may require Triton to purchase a total of up to $1,000,000 of its common stock. The Company may exercise its put at any time after the Registration Statement to be filed with the U.S. Securities and Exchange Commission is declared effective and prior to December 31, 2022. It may require Triton to purchase not less than $25,000 or more than $250,000 per month of its common stock at a purchase price equal to 75% of the lowest daily volume-weighted average price of the Company’s common stock during the 5 business days immediately prior to the date of closing of each separate purchase installment. Under the Common Stock Purchase Warrant, Triton has the right for a period of 5 years to elect to purchase up to an additional $1,000,000 of shares of the Company’s common stock at a purchase price per share based upon an assumed $20,000,000 market capitalization of the Company’s outstanding shares from time to time.

The Registration Statement was declared effective by the Securities and Exchange Commission on September 13, 2021. On September 14, 2021, the Company issued a total of 490,196 shares of its common stock under the Purchase Agreement at an aggregate price of $132,374 received in November 2021, or approximately $0.27 per share (adjusted from original estimate of $0.51 per share due to change in market price at closing).

On July 7, 2022, the Company issued 1,109,804 shares of its common stock under the Purchase Agreement and recorded a subscription receivable of $187,030, or $0.1685 per share. The subscription receivable was collected in full on August 3, 2022.

On January 31, 2023, the Company issued 320,000 shares of its common stock under the Purchase Agreement and recorded a subscription receivable of $16,368, or $0.0512 per share. The subscription receivable was collected in full on February 22, 2023.